Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries and related expenses included in:
Operating expenses and cost of services	$ 300.1	$ 285.6	$ 242.8
General and administrative	223.5	211.2	185.5
Total personnel expenses	$ 523.6	$ 496.8	$ 428.3